Capital Group Growth ETF
Investment portfolio
February 28, 2022
unaudited
Common stocks 98.35% Information technology 24.36%	Shares	Value (000)
Microsoft Corp.	6,656	$1,989
Broadcom, Inc.	1,240	728
ASML Holding NV	591	397
ASML Holding NV (New York registered) (ADR)	267	178
Applied Materials, Inc.	2,619	352
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,142	336
Cloudflare, Inc., Class A1	2,429	283
Apple, Inc.	1,517	251
Micron Technology, Inc.	2,185	194
Wolfspeed, Inc.[1]	1,818	187
FleetCor Technologies, Inc.[1]	790	185
Bill.com Holdings, Inc.[1]	770	183
ServiceNow, Inc.[1]	315	183
RingCentral, Inc., Class A1	1,388	182
Mastercard, Inc., Class A	496	179
Unity Software, Inc.[1]	1,664	177
Advanced Micro Devices, Inc.[1]	1,237	153
NVIDIA Corp.	621	151
Tyler Technologies, Inc.[1]	330	141
Zendesk, Inc.[1]	1,068	125
Shopify, Inc., Class A, subordinate voting shares[1]	171	119
MongoDB, Inc., Class A1	303	116
Visa, Inc., Class A	519	112
Keyence Corp.	200	94
Fidelity National Information Services, Inc.	971	92
VeriSign, Inc.[1]	362	77
Trimble, Inc.[1]	1,048	73
Genpact, Ltd.	1,678	70
MicroStrategy, Inc., Class A1	150	66
Ceridian HCM Holding, Inc.[1]	908	66
GoDaddy, Inc., Class A1	745	62
Intel Corp.	1,267	60
MKS Instruments, Inc.	394	59
Block, Inc., Class A1	454	58
Amadeus IT Group SA, Class A, non-registered shares[1]	839	56
NetApp, Inc.	710	56
Nuvei Corp., subordinate voting shares[1,2]	898	49
		7,839
Consumer discretionary 19.63%
Tesla, Inc.[1]	3,152	2,743
Amazon.com, Inc.[1]	278	854
Dollar General Corp.	2,557	507
Home Depot, Inc.	959	303
LVMH Moët Hennessy-Louis Vuitton SE	324	240
Las Vegas Sands Corp.[1]	5,530	237
Capital Group Growth ETF — Page 1 of 6

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Royal Caribbean Cruises, Ltd.[1]	2,444	$197
Chipotle Mexican Grill, Inc.[1]	122	186
D.R. Horton, Inc.	2,010	172
Hermès International	114	159
Booking Holdings, Inc.[1]	70	152
Airbnb, Inc., Class A1	968	147
NVR, Inc.[1]	17	84
Aramark	2,248	83
Darden Restaurants, Inc.	553	80
Caesars Entertainment, Inc.[1]	754	63
Burlington Stores, Inc.[1]	269	61
Cie. Financière Richemont SA, Class A	366	50
		6,318
Communication services 18.11%
Meta Platforms, Inc., Class A1	8,920	1,882
Alphabet, Inc., Class C1	310	836
Alphabet, Inc., Class A1	179	484
Netflix, Inc.[1]	2,706	1,068
Snap, Inc., Class A, nonvoting shares[1]	8,924	356
Charter Communications, Inc., Class A1	501	302
Activision Blizzard, Inc.	3,509	286
Verizon Communications, Inc.	3,797	204
ZoomInfo Technologies, Inc., Class A1	3,076	168
Comcast Corp., Class A	3,320	155
Frontier Communications Parent, Inc.[1]	3,140	87
		5,828
Health care 11.35%
UnitedHealth Group, Inc.	1,585	754
Regeneron Pharmaceuticals, Inc.[1]	1,078	667
Intuitive Surgical, Inc.[1]	2,038	592
Centene Corp.[1]	4,937	408
Thermo Fisher Scientific, Inc.	584	318
Vertex Pharmaceuticals, Inc.[1]	905	208
NovoCure, Ltd.[1]	1,583	130
Moderna, Inc.[1]	712	109
Edwards Lifesciences Corp.[1]	963	108
Seagen, Inc.[1]	752	97
Danaher Corp.	303	83
Gilead Sciences, Inc.	1,135	68
Inari Medical, Inc.[1]	638	56
Molina Healthcare, Inc.[1]	180	55
		3,653
Industrials 8.66%
TransDigm Group, Inc.[1]	537	358
Delta Air Lines, Inc.[1]	8,654	345
Carrier Global Corp.	7,294	327
Jacobs Engineering Group, Inc.	2,448	301
Uber Technologies, Inc.[1]	8,076	291
United Rentals, Inc.[1]	747	240
Caterpillar, Inc.	941	177
Robert Half International, Inc.	1,405	169
MTU Aero Engines AG	659	160
Capital Group Growth ETF — Page 2 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Airbus SE, non-registered shares[1]	1,094	$141
Dun & Bradstreet Holdings, Inc.[1]	4,536	84
United Airlines Holdings, Inc.[1]	1,537	68
Ryanair Holdings PLC (ADR)[1]	668	67
Axon Enterprise, Inc.[1]	403	57
		2,785
Financials 7.15%
Bank of America Corp.	14,498	641
First Republic Bank	1,750	303
Capital One Financial Corp.	1,751	268
S&P Global, Inc.	574	216
SVB Financial Group[1]	211	128
Apollo Asset Management, Inc.	1,683	110
KKR & Co., Inc.	1,675	101
Western Alliance Bancorporation	1,048	98
Tradeweb Markets, Inc., Class A	1,110	94
Intercontinental Exchange, Inc.	682	87
MSCI, Inc.	149	75
Signature Bank	188	65
Blackstone, Inc., nonvoting shares	487	62
East West Bancorp, Inc.	620	54
		2,302
Energy 3.72%
Halliburton Company	12,390	416
Canadian Natural Resources, Ltd. (CAD denominated)	6,303	352
Cenovus Energy, Inc.	13,880	218
ConocoPhillips	782	74
EOG Resources, Inc.	619	71
Suncor Energy, Inc.	2,194	67
		1,198
Consumer staples 2.82%
Kroger Co.	5,594	262
Costco Wholesale Corp.	384	199
Constellation Brands, Inc., Class A	785	169
Altria Group, Inc.	2,820	145
Philip Morris International, Inc.	1,295	131
		906
Materials 2.40%
Vale SA, ordinary nominative shares (ADR)	12,401	229
Wheaton Precious Metals Corp.	3,737	164
Grupo México, SAB de CV, Series B	25,823	133
Barrick Gold Corp.	4,386	99
Linde PLC	304	89
Allegheny Technologies, Inc.[1]	2,232	57
		771
Utilities 0.15%
AES Corp.	2,304	49
Total common stocks (cost: $30,955,000)		31,649
Capital Group Growth ETF — Page 3 of 6

unaudited
Short-term securities 1.69% Money market investments 1.69%	Shares	Value (000)
Capital Group Central Cash Fund 0.15%[3,4]	5,460	$546
Total short-term securities (cost: $546,000)		546
Total investment securities 100.04% (cost: $31,501,000)		32,195
Other assets less liabilities (0.04)%		(14)
Net assets 100.00%		$32,181
Investments in affiliates4

	Value of affiliate at 2/22/2022[5] (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 2/28/2022 (000)	Dividend income (000)
Short-term securities 1.69%
Money market investments 1.69%
Capital Group Central Cash Fund 0.15%[3]	$—	$654	$108	$(—)[6]	$(—)[6]	$546	$—[6]
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,000, which represented 0.15% of the net assets of the fund.
[3]	Rate represents the seven-day yield at February 28, 2022.
[4]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Commencement of operations.
[6]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Growth ETF — Page 4 of 6

unaudited
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Capital Group Growth ETF — Page 5 of 6

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2022, all of the fund’s investments were classified as Level 1.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
ETGEFP3-302-0422O-S87923	Capital Group Growth ETF — Page 6 of 6